Derivative liability measured at fair value on a recurring basis using significant unobservable input (Details) - USD ($)	Dec. 31, 2016	Oct. 17, 2016
Derivative liability measured at fair value on a recurring basis using significant unobservable input Details
Fair value on issuance date	$ 447,850	$ 447,850
Change in fair value	(354,644)	(354,644)
Balance December 31, 2016	$ 93,206	$ 93,206